RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Salaries, Benefits, And Consulting Fees	$ 576	$ 293
Share-based Payments	288	387
Total Key Management Personnel Compensation	$ 864	$ 680